Condensed Parent Company Only Financial Statements - Summary of Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003
Assets:
Cash and due from banks	$ 34,389,000	$ 37,229,000
Total assets	935,785,000	973,649,000
Liabilities and equity Liabilities
Dividends payable - common	301,000	326,000
Subordinated debentures	10,310,000	10,310,000			10,310,000
Total liabilities	837,383,000	877,932,000
Equity:
Preferred stock	0	0
Common stock	79,000	79,000
Additional paid-in capital	58,466,000	58,302,000
Retained earnings	45,729,000	44,694,000
Treasury stock	(9,429,000)	(5,929,000)
Accumulated other comprehensive income	3,557,000	(1,429,000)
Total equity	98,402,000	95,717,000	104,999,000	118,483,000
Total liabilities and equity	935,785,000	973,649,000
Common Stock [Member]
Equity:
Total equity	79,000	79,000	79,000	79,000
HopFed [Member]
Assets:
Cash and due from banks	2,932,000	5,199,000
Investment in subsidiary	106,088,000	100,914,000
Prepaid expenses and other assets	534,000	1,078,000
Total assets	109,554,000	107,191,000
Liabilities and equity Liabilities
Unrealized loss on derivative	390,000	750,000
Dividends payable - common	301,000	325,000
Interest payable	87,000	87,000
Other liabilities	64,000	2,000
Subordinated debentures	10,310,000	10,310,000
Total liabilities	11,152,000	11,474,000
Equity:
Preferred stock	0	0
Common stock	79,000	79,000
Additional paid-in capital	58,466,000	58,302,000
Retained earnings	45,729,000	44,694,000
Accumulated other comprehensive income	3,557,000	(1,429,000)
Total equity	98,402,000	95,717,000
Total liabilities and equity	109,554,000	107,191,000
HopFed [Member] | Common Stock [Member]
Equity:
Treasury stock	$ (9,429,000)	$ (5,929,000)